INCOME TAXES (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Federal
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 28,400,000	$ 24,200,000
Net operating loss carryforwards, subject to expiration	13,000,000	13,000,000
Net operating loss carryforwards, carried forward indefinitely	15,400,000	11,200,000
State
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 21,300,000	$ 18,900,000